Acquisitions and Dispositions (Details Textuals 1) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended					12 Months Ended									12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 GBP (£)	Nov. 01, 2010 USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2011 Mitsui Sumitomo MetLife Insurance Co., LTD. ("MSI MetLife") [Member] USD ($)	Dec. 31, 2011 Mitsui Sumitomo MetLife Insurance Co., LTD. ("MSI MetLife") [Member] JPY (¥)	Dec. 31, 2010 Mitsui Sumitomo MetLife Insurance Co., LTD. ("MSI MetLife") [Member] USD ($)	Dec. 31, 2011 MetLife Taiwan Insurance Company Limited [Member] USD ($)	Dec. 31, 2010 MetLife Taiwan Insurance Company Limited [Member] USD ($)	Dec. 31, 2009 MetLife Taiwan Insurance Company Limited [Member] USD ($)	Nov. 01, 2011 MetLife Taiwan Insurance Company Limited [Member] USD ($)	Dec. 31, 2009 Texas Life Insurance Company [Member] USD ($)	Mar. 31, 2009 Texas Life Insurance Company [Member] USD ($)	Oct. 31, 2009 Met Life Canada [Member] USD ($)	Dec. 31, 2011 Caribbean Business [Member] USD ($)	Dec. 31, 2011 Certain Businesses of MetLife Bank [Member] USD ($)	Dec. 31, 2010 American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member] Convertible Preferred Stock
Business Acquisition [Line Items]
Equity Units, Shares Transferred										40,000,000																		6,857,000
Description of Transaction
Total purchase price for acquisition													$ 16,390
Business Acquisition Reason										The Acquisition significantly broadened the Company’s diversification by product, distribution and geography, meaningfully accelerated MetLife’s global growth strategy, and provides the opportunity to build an international franchise leveraging the key strengths of ALICO.
Common stock, shares issued				68,570,000
Proceeds from issuance of common stock				2,966
Contingent Consideration
Minimum per unit fair value of fund assets backing certain U.K. unit-linked contracts												1
Change in value between the guaranteed amount and the fair value of the fund in relation to UK unit linked contracts specified in Stock Purchase Agreement that triggers a payment between American International Group, Incorporated the Company												106
Contingent consideration	109								109				88
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets to be disposed	796,226				728,249				796,226	728,249																859	11,000
Total liabilities to be disposed	738,232				680,914				738,232	680,914																707	10,000
Interest in Mitsui Sumitomo MetLife Insurance Co., LTD. ("MSI MetLife")																50.00%	50.00%
Realized gain (loss) on disposition																(57)		(136)
Net proceeds on sale of joint venture																269	22,500
Expense for reimbursement of transaction costs related to disposal of joint venture																4	310
Amount of the accumulated other comprehensive losses in the foreign currency translation adjustment component of equity, net of income tax, resulting from the hedges of the Company's investment in the joint venture were released upon sale																46
Additional business expenses expected related to the exit of business														90	110
Charges incurred related to pending business disposition, net of income tax																										21	212
Cash consideration																			180					130
Transaction costs related to disposition of subsidiary																							1
Net assets sold																						282		101
Gain (loss) on disposal, net of income tax																			(64)	0	0		28
Income from operations of discontinued operations, net of income tax																			20	22	9		4
Income (loss) from discontinued operations, net of income tax	25	6	32	(40)	23	3	11	6	23	43	62								(44)	22	9		32
Total consideration paid for disposal of subsidiary through assumption reinsurance																									259
Cash consideration paid for disposal of subsidiary through assumption reinsurance																									14
Fixed maturity securities, mortgage loans and other assets used as consideration for disposal through assumption reinsurance																									245
The carrying value of the insurance liabilities transferred at the date of the assumption reinsurance agreement																									267
Gain (Loss) on disposal, net of income tax																									$ 5